Stock Options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Stock options

18.	Stock options
Pursuant to the Company’s stock incentive plan, the Board of Directors is authorized to grant options to directors, officers, consultants or employees to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price will not be less than $0.10 per share and the market price of the common shares on the trading day immediately preceding the date of the grant, less applicable discounts permitted by the
TSX-V.
The options that may be granted under this plan must be exercisable for over a period of not exceeding 5 years. The following table summarizes the continuity of the Company’s stock options at December 31, 2021, and 2020, and the changes for the years then ended:

	Number of options	Weighted average exercise price

Outstanding, December 31, 2019	1,513,500	$ 0.25

Granted	4,792,806	1.18

Exercised	(2,358,167)	0.26

Cancelled or forfeited	(95,500)	0.37

Outstanding, December 31, 2020	3,852,639	1.39

Granted	5,380,625	6.34

Exercised	(231,333)	0.51

Cancelled or forfeited	(489,725)	4.34

Outstanding, December 31, 2021	8,512,206	$ 4.38

Exercisable, December 31, 2021	5,619,910	$ 3.51
The options granted during the year ended December 31, 2021, generally vest in 3 to 4 equal instalments over vesting periods ranging between 12 months and 18 months. The weighted average share price at the date of exercise for share options exercised during the year ended December 31, 2021, was $4.52 (2020 - $6.96). Additional information regarding stock options outstanding as at December 31, 2021, is as follows:

Exercise price	Stock options outstanding*	Stock options exercisable	Expiry date

$4.65	8,175	8,175	January 5, 2022**

$4.65	16,800	16,800	February 4, 2022**

$7.03	5,000	5,000	February 4, 2022**

$0.25	7,000	7,000	February 13, 2022**

$0.25	5,000	5,000	March 4, 2022***

$7.03	5,000	5,000	March 4, 2022**

$1.68	250,000	250,000	March 8, 2022**

$6.21	250,000	250,000	March 8, 2022**

$7.03	425,000	425,000	March 8, 2022**

$7.03	16,667	16,667	March 10, 2022**

$7.10	10,000	10,000	March 10, 2022**

$0.25	3,000	3,000	March 20, 2022**

$3.41	15,000	7,500	October 7, 2022

$9.07	5,000	5,000	December 7, 2023

$6.21	390,000	130,000	January 4, 2024

$7.10	30,000	9,999	January 26, 2024

$7.03	710,000	278,330	January 29, 2024

$6.73	75,000	25,000	February 16, 2024

$5.72	35,000	22,083	March 8, 2024

$3.70	503,958	–	July 15, 2024

$0.25	948,500	948,500	December 31, 2024

$0.25	1,198,000	1,198,000	January 1, 2025

$0.25	85,000	85,000	June 17, 2025

$1.31	100,000	100,000	June 24, 2025

$1.56	50,000	50,000	August 7, 2025

$1.65	30,000	30,000	September 4, 2025

$1.70	5,506	5,506	September 17, 2025

$1.60	100,000	100,000	October 7, 2025

$4.65	454,600	454,600	November 24, 2025

$8.86	150,000	150,000	December 5, 2025

$7.03	1,875,000	518,750	January 29, 2026

$6.21	500,000	500,000	March 4, 2026

$3.70	150,000	–	July 15, 2026

$3.41	100,000	–	October 7, 2026

	8,512,206	5,619,910
* The weighted average remaining life of options outstanding is 2.95 years.
** Expired subsequently
***Exercised subsequently
Share-based compensation expense is determined using the Black-Scholes option pricing model. During the year ended December 31, 2021, the Company recognized share-based compensation expense of $21,605,880 (2020 - $2,780,488) in equity reserves, of which $12,207,690 (2020 - $614,927) pertains to directors and officers of the Company. The weighted average fair value of options granted during the year ended December 31, 2021, was $4.54 (2020 - $1.13) per share. Weighted average assumptions used in calculating the fair value of share-based compensation expense are as follows:

		Year ended December 31,

	2021	2020

Risk-free interest rate	0.42%	1.25%

Dividend yield	0%	0%

Expected volatility	116%	145%

Expected life (years)	4.25	5.0

Forfeiture rate	0%	0%
Expected annualized volatility was determined through the comparison of historical share price volatilities used by similar publicly listed companies in similar industries.
At December 31, 2021, there was $3,950,176 (2020 - $2,519,228) of unrecognized share-based compensation related to unvested stock options which will be recognized over 1.77 years.

17.	Stock options
On December 31, 2019, the Company’s Board of Directors approved a stock incentive plan in accordance with the policies of the CSE. The Board of Directors is authorized to grant options to directors, officers, consultants or employees to acquire up to 10% of the issued and outstanding common shares of the Company. The exercise price will not be less than $0.10 per share and the market price of the common shares on the trading day immediately preceding the date of the grant, less applicable discounts permitted by the CSE. The options that may be granted under this plan must be exercisable for over a period of not exceeding 5 years.
The following table summarizes the continuity of the Company’s stock options at December 31, 2020 and 2019, and the changes for the years then ended:

	Number of options	Weighted average exercise price
Outstanding, December 31, 2018	—	$—
Granted	1,513,500	0.25

Outstanding, December 31, 2019	1,513,500	0.25
Granted	4,792,806	1.18
Exercised	(2,358,167)	0.26
Cancelled or forfeited	(95,500)	0.37

Outstanding, December 31, 2020	3,852,639	$1.39

Exercisable, December 31, 2020	2,995,267	$0.52

The options granted during the year ended December 31, 2019, vested immediately. The options granted during the year ended December 31, 2020, generally vest in 2 to 5 equal instalments over vesting periods ranging between 3 months and 16 months.
The weighted average share price at the date of exercise for share options exercised in 2020 was $6.96.
Additional information regarding stock options outstanding as at December 31, 2020, is as follows:

Exercise price	Stock options outstanding*	Stock options exercisable	Expiry date
$ 9.07	5,000	—	December 7, 2023
$ 0.25	1,009,000	1,009,000	December 31, 2024
$ 0.25	1,262,500	1,262,500	January 1, 2025
$ 0.25	325,000	305,000	June 17, 2025
$ 1.31	110,000	73,333	June 24, 2025
$ 1.56	50,000	33,333	August 7, 2025
$ 1.65	30,000	10,000	September 4, 2025
$ 1.70	5,506	—	September 17, 2025
$ 1.68	250,000	166,667	September 21, 2025
$ 1.60	100,000	33,333	October 7, 2025
$ 1.74	33,333	16,667	October 13, 2025
$ 4.65	522,300	85,434	November 24, 2025
$ 8.86	150,000	—	December 5, 2025

	3,852,639	2,995,267

*	The weighted average remaining life of options outstanding is 4.30 years.
Share-based compensation expense is determined using the Black-Scholes option pricing model. During the year ended December 31, 2020, the Company recognized share-based compensation expense of $2,780,488 (2019 – $200,933) in equity reserves, of which $614,927 (2019 – $179,227) pertains to directors and officers of the Company. The weighted average fair value of options granted during the year ended December 31, 2020, was $1.13 (2019 – $0.13) per share. Weighted average assumptions used in calculating the fair value of share-based compensation expense are as follows:

	Year ended December 31
	2020	2019
Risk-free interest rate	1.25%	1.68%
Dividend yield	0%	0%
Expected volatility	145%	150%
Expected life (years)	5.0	5.0
Forfeiture rate	0%	0%
Expected annualized volatility was determined through the comparison of historical share price volatilities used by similar publicly listed companies in similar industries.
At December 31, 2020, there was $2,519,228 (2019 – $nil) of unrecognized share-based compensation related to unvested stock options.